BALANCE SHEETS (PARENTHETICALS) (ILS)	Dec. 31, 2012	Dec. 31, 2011
BALANCE SHEETS [Abstract]
Common Stock, par value per share	0.1	0.1
Common Stock, shares authorized	16,666,667	16,666,667
Common Stock, shares issued	10,345,912	10,095,912
Common Stock, shares outstanding	8,898,861	8,648,861
Treasury shares, shares	1,447,051	1,447,051